Schedule of Investments (unaudited)	iShares® MSCI Norway ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Kongsberg Gruppen ASA	15,780	$632,476

Passenger Airlines — 0.5%
Norwegian Air Shuttle ASA(a)	115,868	135,397

Banks — 13.7%
DNB Bank ASA	165,313	2,769,312
SpareBank 1 Nord Norge	16,976	139,138
SpareBank 1 Oestlandet	6,153	68,867
SpareBank 1 SMN	23,109	278,605
SpareBank 1 SR-Bank ASA	31,864	340,052
		3,595,974
Biotechnology — 0.2%
Nykode Therapeutics AS(a)(b)	17,630	44,935

Chemicals — 5.9%
Bewi ASA	8,340	36,402
Borregaard ASA	16,019	266,490
Elkem ASA(c)	56,443	135,880
Yara International ASA	29,470	1,101,263
		1,540,035
Commercial Services & Supplies — 0.4%
Aker Carbon Capture ASA(a)	58,191	65,338
Aker Horizons Holding AS(a)(b)	42,119	29,388
		94,726
Construction & Engineering — 1.0%
Cadeler AS(a)	19,245	86,674
Veidekke ASA	19,119	177,408
		264,082
Containers & Packaging — 0.2%
Elopak ASA	21,339	46,906

Diversified Telecommunication Services — 4.9%
Telenor ASA	124,543	1,280,656

Electrical Equipment — 1.3%
NEL ASA(a)(b)	278,252	353,809

Electronic Equipment, Instruments & Components — 0.1%
Kitron ASA	6,201	25,474

Energy Equipment & Services — 4.9%
Aker Solutions ASA	43,800	143,650
Borr Drilling Ltd.(a)	34,325	242,389
BW Offshore Ltd.	16,457	38,114
Odfjell Drilling Ltd.(a)	16,772	39,158
PGS ASA(a)	150,024	95,244
Subsea 7 SA	42,717	433,008
TGS ASA	21,333	293,211
		1,284,774
Entertainment — 0.5%
Kahoot! ASA(a)	48,000	117,939

Food Products — 14.2%
Austevoll Seafood ASA	16,236	129,020
Bakkafrost P/F	8,948	586,733
Grieg Seafood ASA	8,077	62,363
Leroy Seafood Group ASA	47,570	213,111
Mowi ASA	73,631	1,264,358
Orkla ASA	133,681	962,277

Security	Shares	Value

Food Products (continued)
Salmar ASA	11,625	$512,914
		3,730,776
Independent Power and Renewable Electricity Producers — 0.5%
Scatec ASA(c)	21,214	141,993

Industrial Conglomerates — 1.2%
Aker ASA, Class A	3,969	216,367
Bonheur ASA	3,785	96,158
		312,525
Insurance — 5.2%
Gjensidige Forsikring ASA	35,597	598,385
Protector Forsikring ASA	10,965	167,331
Storebrand ASA	84,005	607,478
		1,373,194
Interactive Media & Services — 1.4%
Adevinta ASA(a)	51,869	362,970

IT Services — 0.8%
Atea ASA	15,007	199,279

Machinery — 2.9%
Hexagon Composites ASA(a)	21,059	52,288
Hexagon Purus ASA(a)(b)	13,471	29,873
TOMRA Systems ASA	42,153	670,507
		752,668
Marine Transportation — 1.9%
Belships ASA	15,451	22,912
Golden Ocean Group Ltd.	23,241	165,856
Hoegh Autoliners ASA	8,445	47,207
MPC Container Ships AS	46,776	87,995
Stolt-Nielsen Ltd.	3,093	76,442
Wallenius Wilhelmsen ASA	18,827	110,693
		511,105
Media — 2.1%
Schibsted ASA, Class A	12,949	245,478
Schibsted ASA, Class B	17,327	312,711
		558,189
Metals & Mining — 5.5%
Norsk Hydro ASA	239,366	1,448,721

Broadline Retail — 0.7%
Europris ASA(c)	28,089	185,902

Oil, Gas & Consumable Fuels — 24.2%
Aker BP ASA	53,722	1,164,736
BLUENORD ASA(a)	1,187	41,116
BW Energy Ltd.(a)	16,137	39,542
BW LPG Ltd.(c)	15,158	129,702
Cool Co. Ltd.	2,308	28,000
DNO ASA	83,598	74,576
Equinor ASA	168,533	4,277,882
Flex LNG Ltd.	5,191	155,884
Frontline PLC, NVS(b)	23,774	338,575
Hafnia Ltd.	22,399	106,018
		6,356,031
Paper & Forest Products — 0.2%
Norske Skog ASA(a)(c)	13,097	48,430

Professional Services — 0.2%
Meltwater Holding BV(a)	27,340	44,334

Schedule of Investments (unaudited) (continued)	iShares® MSCI Norway ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.4%
Entra ASA(c)	11,288	$97,890

Semiconductors & Semiconductor Equipment — 1.4%
Nordic Semiconductor ASA(a)	29,166	305,513
REC Silicon ASA(a)(b)	48,158	73,040
		378,553
Software — 0.5%
Crayon Group Holding ASA(a)(c)	12,582	133,582

Total Long-Term Investments — 99.3%
(Cost: $36,571,934)		26,053,325

Short-Term Securities

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	832,302	832,468
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	10,000	10,000

Total Short-Term Securities — 3.2%
(Cost: $842,406)		842,468

Total Investments — 102.5%
(Cost: $37,414,340)		26,895,793

Liabilities in Excess of Other Assets — (2.5)%		(659,482)

Net Assets — 100.0%		$26,236,311

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$860,484	$—		$(28,359	)(a)	$636	$(293)	$832,468	832,302	$15,501	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(a)	—		—	—	10,000	10,000	422		—
						$636	$(293)	$842,468		$15,923		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	4	06/16/23	$181	$(2,848)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Norway ETF
May 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$737,196	$25,316,129	$—	$26,053,325
Short-Term Securities
Money Market Funds	842,468	—	—	842,468
	$1,579,664	$25,316,129	$—	$26,895,793
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(2,848)	$—	$(2,848)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

3